SPECIAL (GAINS) AND CHARGES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Nalco Restructuring Plan	Dec. 31, 2011 2011 Restructuring Plan position	Dec. 31, 2011 Merger Restructuring Plan	Dec. 31, 2009 2009 Restructuring Plan	Dec. 31, 2010 2009 Restructuring Plan	Dec. 31, 2011 EMPLOYEE TERMINATION COSTS 2011 Restructuring Plan	Dec. 31, 2011 ASSET DISPOSALS 2011 Restructuring Plan	Dec. 31, 2011 OTHER 2011 Restructuring Plan
Restructuring reserve
Recorded expense and accrual				$ 68.1				$ 60.5	$ 0.5	$ 7.1
Cash payments				(24.8)				(22.2)		(2.6)
Non-cash charges				(0.5)					(0.5)
Currency translation				(2.2)				(2.2)
Restructuring liability	57.5	2.8	10.6	40.6	6.3		2.8	36.1		4.5
Other restructuring information
Number of positions expected to be eliminated				900
Restructuring charge expected to be incurred through 2013, pretax				150	180
Restructuring charge expected to be incurred through 2013, after tax				125	120
Restructuring charges, expected cash expenditures				125	150
Restructuring charges, expected asset disposals				25	30
Restructuring charges				68.1	6.6
Restructuring charges, after tax				54.2	4.1
Expected restructuring charges for 2009						72.5
Expected restructuring charges for 2009, after tax						52.0
Non-restructuring special (gains) and charges
Charges related to long-term customer agreement modification	29.6
Charges related to long-term customer agreement modification, after tax	18.4
Nalco business combination and integration related costs			62.8
Nalco business combination and integration related costs, net of tax			$ 45.6